CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2020 IDR (Rp)
CASH FLOWS FROM OPERATING ACTIVITIES
Cash receipts from customers and other operators	Rp 146,268	$ 9,395	Rp 143,902	Rp 133,610
Cash receipts from tax refund	2,411	155	3,768	4,687
Cash receipts from interests	865	56	564	806
Cash payments for expenses	(45,559)	(2,926)	(44,811)	(40,533)
Cash payments to employees	(14,052)	(903)	(13,262)	(11,057)
Cash payments for corporate and final income taxes	(8,465)	(544)	(9,679)	(11,452)
Cash payments for finance costs	(4,064)	(261)	(4,426)	(4,768)
Cash payments for short-term and low-value lease assets	(3,873)	(249)	(5,308)	(3,731)
Cash payments for value added taxes - net	(515)	(33)	(2,084)	(2,593)
Cash receipts from (payments for) others - net	338	23	(311)	348
Net cash provided by operating activities	73,354	4,713	68,353	65,317
CASH FLOWS FROM INVESTING ACTIVITIES
Increase (decrease) in advances and other assets	560	36	(442)
Proceeds from sale of property and equipment	526	34	756	236
Proceeds from insurance claims	299	19	133	234
Dividend received from associated company	17	1		5
Purchases of property and equipment	(35,010)	(2,249)	(29,923)	(29,403)
Purchase of intangible assets	(3,259)	(209)	(2,845)	(2,538)
Addition of long-term investment in financial instrument	(1,401)	(90)	(6,400)	(2,837)
Proceeds from (placement in) other current financial assets - net	(854)	(55)	807	(796)
Net cash used in investing activities	(39,122)	(2,513)	(37,914)	(35,099)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from loans and other borrowings	35,958	2,310	46,612	24,469
Proceeds from initial public offering of subsidiary			18,463
Proceeds from issuance of new shares of subsidiaries	45	3
Repayments of loans and other borrowings	(44,304)	(2,846)	(43,740)	(24,380)
Cash dividend paid to the Company's stockholders	(14,856)	(954)	(16,643)	(15,262)
Cash dividend paid to non-controlling interests of subsidiaries	(10,103)	(649)	(13,242)	(7,778)
Repayments of principal portion of lease liabilities	(7,024)	(451)	(4,225)	(4,959)
Buyback from non-controlling interest shares by subsidiary	(681)	(44)
Net cash used in financing activities	(40,965)	(2,631)	(12,775)	(27,910)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(6,733)	(431)	17,664	2,308
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	370	22	59	40
ALLOWANCE FOR EXPECTED CREDIT LOSSES	(1)	0	(1)	0
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	38,311	2,461	20,589	18,241
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	Rp 31,947	$ 2,052	Rp 38,311	Rp 20,589